U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI  53202

December 31, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	LoCorr Investment Trust (the “Trust”)
RegistrationNos.: 333-171360, 811-22509

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series: LoCorr Macro Strategy Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Dynamic Equity Fund, LoCorr Spectrum Income Fund, and LoCorr Market Trend Fund (the “Funds”), is Post-Effective Amendment No. 44 under the 1933 Act and Amendment No. 45 under the 1940 Act to the Trust’s Registration Statement on Form N-1A to become effective 60 days after filing.

The purpose of this filing is to add disclosures related to a new sub-advisor, First Quadrant LP, for the LoCorr Dynamic Equity Fund.  This PEA No. 44 is being filed solely for the purpose of adding disclosures relating to the new sub-advisor, including prior performance of First Quadrant LP.  Therefore, pursuant to IM Guidance Update No. 2016-06, we would like to request that the amendment be afforded selective review.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620.

Sincerely,

/s/ Alia M. Vasquez
Alia M. Vasquez
Vice President
for U.S. Bank Global Fund Services,
as Administrator to the Trust